Ordinary shares, share premium, and other equity - AT1 Equity instruments (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	[1]
Other equity instruments	£ 9,632		£ 8,941	[1]		£ 6,449
Barclays PLC [member]
Other equity instruments	9,633		8,943
AT1 equity instruments [member] | Barclays PLC [member]
Other equity instruments | $		$ 9,632			$ 8,941
AT1 equity instruments [member] | 8.25% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m) | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 0		1,233
Initial call date	2018
AT1 equity instruments [member] | 7.0% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 695		695
Initial call date	2019
AT1 equity instruments [member] | 6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m) | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 711		711
Initial call date	2019
AT1 equity instruments [member] | 6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m) | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 856		856
Initial call date	2019
AT1 equity instruments [member] | 8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m) | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 830		830
Initial call date	2020
AT1 equity instruments [member] | 7.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 995		995
Initial call date	2022
AT1 equity instruments [member] | 7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 1,131		1,131
Initial call date	2022
AT1 equity instruments [member] | 7.25% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 1,245		1,245
Initial call date	2023
AT1 equity instruments [member] | 7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m) | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 1,925		0
Initial call date	2023
AT1 equity instruments [member] | 5.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC [member] | Fixed interest rate [member]
Other equity instruments	£ 1,244		£ 1,245
Initial call date	2024

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .